Earnings Per Share	9 Months Ended
Sep. 30, 2013
Earnings Per Share

Note 13. Earnings Per Share

Basic earnings per share is computed by dividing income available to Class A common stockholders by the weighted average number of Class A common shares outstanding during the period. Unvested restricted shares are excluded from the number of Class A common shares outstanding for the basic earnings per share calculation because the shares have not yet been earned by the employees. Income available to Class A common stockholders is computed by deducting from net income attributable to APAM dividends declared or paid to convertible preferred stockholders during the period and earnings (distributed and undistributed) allocated to participating securities, according to their respective rights to participate in those earnings. The IPO and related reorganization closed on March 12, 2013. All income for the period prior to that date was entirely allocable to noncontrolling interest. As a result, only net income allocable to APAM from the period subsequent to the IPO is included in net income (loss) available to Class A common stockholders for the period ended September 30, 2013.

Diluted earnings per share is computed by increasing the denominator by the amount of additional Class A common shares that would have been outstanding if all potential Class A common shares had been issued. Potential dilutive Class A common shares consist of (1) the Class A common shares issuable upon exchange of Holdings’ limited partnership units (together with the corresponding shares of APAM Class B or C common stock) for APAM Class A common stock and conversion of APAM convertible preferred stock into APAM Class A common stock and (2) unvested restricted shares of Class A common stock.

At September 30, 2013, there were 54,631,108 limited partnership units of Holdings outstanding which, subject to certain restrictions and conditions, will be exchangeable for up to 54,631,108 shares of the Company’s Class A common stock beginning on March 12, 2014, unless we were to allow earlier exchanges. Such units/shares were not included in the calculation of diluted net income (loss) per common share because the effect would have been anti-dilutive. Unvested restricted shares of Class A common stock were also determined to be anti-dilutive. As a result, the 1,575,157 unvested shares and net income allocated to those shares were excluded from the calculation of diluted earnings per share. The 2,565,463 shares of APAM convertible preferred stock were determined to be dilutive and are included in the diluted earnings per share calculation. The dilutive effect of outstanding convertible preferred stock is reflected in diluted earnings per share by application of the if-converted method.

The computation of weighted average common shares outstanding considers the outstanding shares of Class A common stock from March 12, 2013, through September 30, 2013. The Class B and Class C common shares do not share in profits of APAM and therefore are not reflected. The computation of basic and diluted earnings per share for the period March 12, 2013 through September 30, 2013 was as follows:

Basic Earnings Per Share	For the Period from March 12, 2013 through September 30, 2013
Numerator:
Net income (loss) allocable to APAM – basic	$14,725

Convertible preferred stock dividends	—
Net income allocated to participating securities - basic	(2,357)

Net income (loss) allocable to common shareholders - basic	$12,368

Denominator:
Weighted average shares outstanding – basic	12,728,949
Earnings per share – basic	$0.97

Diluted Earnings Per Share	For the Period from March 12, 2013 through September 30, 2013
Numerator:
Net income (loss) allocable to APAM – diluted	$14,725

Convertible preferred stock dividends	—
Net income allocated to participating securities - diluted	(967)

Net income (loss) allocable to common shareholders - diluted	$13,758

Denominator:
Weighted average shares outstanding – basic	12,728,949
Effect of dilutive securities	2,565,463

Weighted average shares outstanding – diluted	15,294,412
Earnings per share – diluted	$0.90